ACQUISITIONS (Details Narratives)				1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 02, 2020 USD ($) shares	Mar. 06, 2020 USD ($) shares	May 07, 2019 USD ($)	Sep. 30, 2020 USD ($)	Aug. 06, 2020 USD ($)	Aug. 01, 2020 USD ($) shares	Apr. 30, 2019 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Mar. 30, 2021 shares	Feb. 01, 2021 USD ($)	Jun. 01, 2020 USD ($) $ / shares	Apr. 03, 2019 USD ($) integer
Promissory note payables								$ 2,000		$ 2,000
Revenue from operation								2,519,426	$ 2,786,610	7,810,956	$ 8,619,354	$ 11,094,170	$ 10,212,377
Net loss								$ (4,718,296)	(1,385,042)	$ (8,671,819)	(4,881,030)	$ (8,119,268)	$ (14,028,165)
common shares outstanding | shares								908,029,038		908,029,038		865,564,371	177,629,939
Note payable															$ 500,000
Non-controlling interest								$ 1,896,674		$ 1,896,674		$ 1,328,939	$ 793,470
Liabilities under license agreement								38,807,443		38,807,443		32,836,215	$ 30,850,885
Southern Plains Oil Corp
Preferred stock valued								350,000		350,000
Note payable								$ 350,000		$ 350,000
Non-controlling interest				$ 219,058					219,058		219,058
Liabilities under license agreement				3,500,000					$ 3,500,000		$ 3,500,000
Expenses				$ 3,500,000
SpeedConnect Asset Acquisition
Promissory note payables																	$ 1,000,000
Acquire assets under the agreement			$ 2,000,000
Deposit required for agreement							$ 500,000
Additional payment required to close the agreement							$ 500,000
Promissory note rate of interest percenatge																	10.00%
Promissory note first installment																	$ 500,000
First installment payable in days | integer																	30
Second installment payable in days | integer																	60
Promissory note forgave amount			$ 250,000
Payment to acquire business gross												$ 1,000,000
The Fitness Container, LLC
TPT owns description										TPT owns 75% is a California LLC founded in 2014 focused on custom designing, manufacturing
Common stock shares acquired | shares	500,000
Common stock shares price per share | $ / shares								$ 1.00		$ 1.00		$ 1.00				$ 1.00
Common stock shares issued | shares										500,000
Promissory note payables								$ 500,000		$ 500,000						$ 500,000
Gross profit Royalty from sales percentage	10.00%									10.00%
Ownership interest percentage rate																75.00%
Annual employment plus customary employee benefits	$ 120,000									$ 120,000
Revenue from operation										205,263
Net loss										$ 68,258
Expenses related to payroll												$ 56,300
EPIC Reference Labs Inc Acquisition
Deposit required for agreement					$ 25,000
Minimum payment amount for each month					25,000
Payment to acquire business gross					$ 750,000
Percentage of payment amount for each month					20.00%
First payment amount accounted as deposit					$ 25,000
Laboratory equipment and lease deposit					$ 100,000
Ownership percentage					100.00%
Expenses					$ 19,000							$ 25,000
Rennova Acquisition Agreement
Common stock shares acquired | shares												2,500,000
Preference shares to be converted to common shares | shares												5,000,000
Direct ownership of shares | shares												3,500,000
Ownership of additional preference shares with certain conversion rights and restrictions | shares												17,500,000
Bridge Internet Acquisition
Common stock shares acquired | shares		8,000,000
Common stock shares issued | shares		4,000,000
Ownership percentage		75.00%
Common stock shares vested | shares		4,000,000
Marketing funds		$ 3,000,000
Marketing fund per quarter		$ 200,000
Remaining ownership percentage		25
Innova Qor Merger with Southern Plains
Common stock shares acquired | shares						6,000,000
common shares outstanding | shares						6,400,667
Preferred stock valued						$ 350,000
Note payable						$ 350,000
issuance shares of common stock cancelled | shares														6,000,000
Non controlling interest rate												6